Related Party Balances and Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties’ Relationships

Related parties’ relationships as follows:

Name	Relationship
Hongyu Zhang	Shareholder; director of various subsidiaries
Bingzhong Wang	Director of the Company
Ming Ni	Chief Operating Officer
Mrs. Wang	Spouse of Bingzhong Wang
Antalpha	Minority shareholder of the Company
LSQ Investment Fund SPC - Next Generation Fund I SP	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager
Antpool Technologies Limited	Shareholder of Antalpha
Folius Digital Opportunities Master Fund	Minority shareholder of the Company
Folius Venture LLC	General partner of Folius Digital Opportunities Master Fund

Schedule of Related Parties’ Transactions
	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
a. Digital assets
Antalpha	4,033,054	—

a. Digital assets payables
Antalpha	32,773,152	2,934,976
Folius Venture LLC	559,341	377,370
Ming Ni	159,139	1,283,860
Mrs. Wang	7,244,374	4,330,653
Total	40,736,006	8,926,859

c. Payables to customer
Antalpha	—	3,584
Antpool Technologies Limited	—	—
Folius Venture LLC	170,315	962,689
LSQ Investment Fund SPC - Next Generation Fund I SP	14,520.464	37,607,220
Ming Ni	275,485	28,806
Mrs. Wang	421,611	3,032,712
Total	15,387,875	41,634,975

Related parties’ transactions are consisted of the following:

	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)
Derivative products entered with Antalpha	36,732,401	123,304,654
Derivative products expired to Antalpha	(6,843,902)	(130,662,073)
Consultation service fees to Antalpha	—	(360,000)